Lease commitments (Tables)	12 Months Ended
Mar. 31, 2015
Lease commitments
Schedule of Capital Leased Assets
	Yen in millions
	March 31
Class of property	2014	2015
Machinery and equipment	¥7,336	¥7,322
Other leased assets	109	107
Less — Accumulated amortization	(2,511)	(3,289)

	¥4,934	¥4,140

Schedule of Future Minimum Lease Payments for Capital Leases

Yen in Millions
Year ending March 31:
2016	¥2,060
2017	794
2018	676
2019	138
2020	45
2021 and thereafter	—

Total minimum lease payments	3,713
Less — Amount representing interest	(232)

Present value of net minimum lease payments	3,481
Less — Current obligations	(1,924)

Long-term capital lease obligations	¥1,557

Operating Leases of Lessee Disclosure
Yen in millions
Year ending March 31:
2016	¥3,016
2017	2,283
2018	1,939
2019	1,306
2020	1,082
2021 and thereafter	2,084

Total minimum future rentals	¥11,710

Schedule of Future Minimum Rental Payments for Operating Leases
Yen in millions
Year ending March 31:
2016	¥147
2017	82
2018	45
2019	30
2020	30
2021 and thereafter	78

Total minimum future rentals	¥412